UNDISCOVERED MANAGERS FUNDS
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: Undiscovered Managers Funds (the “Trust”),
on behalf of the JPMorgan Realty Income Fund (the “Fund”)
File No. 333-37711
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 68 (Amendment No. 69 under the Investment Company Act of 1940) filed electronically on June 24, 2020.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary